Registration No. 333-20177

Investment Company Act No. 811-08021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

Pre-Effective Amendment No. ___                         [   ]

Post-Effective Amendment No. 20                        [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 24                                     [X]

AZZAD FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (703) 207-7005

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and Address of Agent for Service)

with copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH 45202

It is proposed that this filing will become effective (check appropriate box):

X]  immediately  upon filing pursuant to paragraph (b)

[  ]  on (date) pursuant to paragraph(b)

[  ]  60 days after filing pursuant to paragraph (a)(1)

[  ]  on (date) pursuant to paragraph (a)(1)

[  ]  75 days after filing pursuant to paragraph (a)(2)

[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the Investment  Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment to the  Registration  Statement  to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Falls Church, State of Virginia, on November 21, 2011.

AZZAD FUNDS

                                        By:

/s/ Bashar Qasem

Bashar Qasem, President

Pursuant  to the  requirements  of the  Securities  Act of  1933,  and  the Investment  Company  Act of 1940,  this  Post-Effective Amendment to the Registration  Statement  has been signed below by the  following  persons in the capacities and on the date indicated.

SIGNATURE

TITLE

DATE

/s/________________________

Trustee, Treasurer (Principal Financial Officer) and

Bashar Qasem*

President (Principal Executive Officer)

November 21, 2011

/s/________________________

Trustee

November 21, 2011

Syed Shamshad Husain*

/s/________________________

Trustee

November 21, 2011

Syed K. Raheemullah*

/s/________________________

Trustee

November 21, 2011

Syed K. Raheemullah*

*By:

/s/ Bashar Qasem
Bashar Qasem

Attorney-in-Fact (Pursuant to a Power of Attorney)

November 21, 2011

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase